Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Branch SecurityLoan Securities Component	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Number of full service branches | Branch	25
Loan review target (as a percent)	100.00%
Existing loan review, Aggregate	$ 1,000,000
New loan review, Aggregate	$ 500,000
Number of loans renewed | SecurityLoan	4
Securities classified as trading securities | Securities	0
Federal Home Loan Bank Stock minimum required investment	$ 2,235,000
Impairment loss recognized related to Goodwill	$ 0	$ 0
Federal fund maturity period	1 day
Number of components of income tax expense | Component	2
Deferred income tax benefit realizable (as a percent)	50.00%
Tax benefit (as a percent)	50.00%
Advertising costs Incurred	$ 2,337,000	$ 1,884,000	$ 2,104,000
Residential 1-4 Family [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment	24.00%	26.00%
Construction Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment	19.00%	18.00%
Commercial Real Estate [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment	43.00%	42.00%
Mortgage and Commercial Loans [Member]
Significant Accounting Policies [Line Items]
Accruing loans past due period	90 days
Credit Card Loans and Other Personal Loans [Member]
Significant Accounting Policies [Line Items]
Accruing loans past due period	180 days
Residential Property Real Estate Loan [Member]
Significant Accounting Policies [Line Items]
Total amount of foreclosed residential real property	$ 550,000	$ 456,000